Derivatives and Hedging Activities - Effect of Interest Rate Swaps Designated in Hedging Relationships on Consolidated Statement of Operations (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 26, 2016	Mar. 28, 2015	Mar. 26, 2016	Mar. 28, 2015	Jun. 27, 2015	Jun. 28, 2014	Jun. 29, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/ (Loss) Recognized in Income on Derivatives (Cumulative Ineffective Portion and Amount Excluded from Effectiveness Testing)	$ 0	$ 0	$ 0	$ 0
Tax expense (benefit)					$ (2,300,000)	$ (4,000,000)	$ (900,000)
Amount of (gain) loss recognized in OCI, after-tax			2,900,000	3,500,000	3,700,000	6,200,000	1,400,000
Amount of (loss) gain reclassified from OCI into income, pre-tax					(8,000,000)	(6,600,000)	(11,100,000)
Tax (expense) benefit					3,100,000	2,600,000	4,300,000
Amount of (loss) gain reclassified from OCI into income, after-tax			(3,400,000)	(3,600,000)	(4,900,000)	(4,000,000)	(6,800,000)
Cash Flow Hedging [Member] | Derivatives Designated as Hedging Instruments Under ASC 815-20 [Member] | Interest Rate Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Loss (Gain) Recognized in OCI on Derivative (Effective Portion), including all tax effects					6,800,000	8,800,000	5,200,000
Amount of (gain) loss recognized in OCI, pre-tax			4,800,000	5,700,000
Tax expense (benefit)			(1,900,000)	(2,200,000)
Amount of (gain) loss recognized in OCI, after-tax			2,900,000	3,500,000
Amount of (loss) gain reclassified from OCI into income, pre-tax			(5,600,000)	(6,000,000)
Tax (expense) benefit			2,200,000	2,400,000
Amount of (loss) gain reclassified from OCI into income, after-tax			$ (3,400,000)	$ (3,600,000)
Cash Flow Hedging [Member] | Derivatives Designated as Hedging Instruments Under ASC 815-20 [Member] | Interest Rate Swaps [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Loss) Gain Reclassified from OCI into Income (Effective Portion)					(8,000,000)	(6,600,000)	(11,100,000)
Cash Flow Hedging [Member] | Derivatives Designated as Hedging Instruments Under ASC 815-20 [Member] | Interest Rate Swaps [Member] | Other Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/ (Loss) Recognized in Income on Derivatives (Cumulative Ineffective Portion and Amount Excluded from Effectiveness Testing)					$ 0	$ 0	$ 0